N-2	Jun. 22, 2023
Cover [Abstract]
Entity Central Index Key	0001412502
Amendment Flag	false
Securities Act File Number	000-54295
Document Type	8-K
Entity Registrant Name	Sterling Real Estate Trust
Entity Address, Address Line One	4340 18th Ave South Ste. 200
Entity Address, City or Town	Fargo
Entity Address, State or Province	ND
Entity Address, Postal Zip Code	58103
City Area Code	701
Local Phone Number	353-2720
Entity Emerging Growth Company	false